JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 83.2%
Aerospace & Defense — 2.1%
General Dynamics Corp.	2,470	418,122
United Technologies Corp.	5,265	678,606

		1,096,728

Banks — 2.0%
BB&T Corp.	8,178	380,522
SunTrust Banks, Inc.	4,780	283,215
Wells Fargo & Co.	7,140	345,005

		1,008,742

Beverages — 2.7%
Coca-Cola Co. (The)	13,973	654,775
PepsiCo, Inc.	6,060	742,653

		1,397,428

Capital Markets — 2.3%
CME Group, Inc.	3,855	634,456
Intercontinental Exchange, Inc.	7,205	548,589

		1,183,045

Chemicals — 2.0%
Celanese Corp.	1,469	144,858
DowDuPont, Inc.	5,570	296,937
Eastman Chemical Co.	1,939	147,131
Linde plc (United Kingdom)	1,600	281,488
RPM International, Inc.	2,270	131,751

		1,002,165

Commercial Services & Supplies — 1.1%
Waste Management, Inc.	5,612	583,143

Consumer Finance — 0.7%
American Express Co.	3,425	374,353

Containers & Packaging — 0.9%
Avery Dennison Corp.	3,985	450,305

Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B *	2,535	509,256

Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	10,297	608,862

Electric Utilities — 6.0%
American Electric Power Co., Inc.	8,585	718,994
Exelon Corp.	12,905	646,928
FirstEnergy Corp.	6,260	260,478
NextEra Energy, Inc.	3,318	641,436
Southern Co. (The)	1,720	88,890
Xcel Energy, Inc.	12,917	726,064

		3,082,790

Electrical Equipment — 1.3%
Eaton Corp. plc	8,220	662,203

Entertainment — 1.1%
Walt Disney Co. (The)	5,035	559,036

Equity Real Estate Investment Trusts (REITs) — 3.9%
AvalonBay Communities, Inc.	2,555	512,865
Boston Properties, Inc.	3,500	468,580
Equity Residential	2,800	210,896
Prologis, Inc.	4,045	291,038
Public Storage	1,150	250,447
Vornado Realty Trust	3,692	248,988

		1,982,814

Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	1,280	309,939

Food Products — 1.8%
Hershey Co. (The)	1,820	208,991
Mondelez International, Inc., Class A	14,776	737,618

		946,609

Health Care Equipment & Supplies — 3.0%
Becton Dickinson and Co.	1,703	425,290
Danaher Corp.	1,120	147,862
Medtronic plc	5,875	535,095
Zimmer Biomet Holdings, Inc.	3,288	419,878

		1,528,125

Health Care Providers & Services — 2.9%
Anthem, Inc.	1,500	430,470
Cigna Corp.	3,237	520,574
UnitedHealth Group, Inc.	2,208	545,950

		1,496,994

Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	1,316	249,908
Yum! Brands, Inc.	4,570	456,132

		706,040

Household Products — 1.9%
Kimberly-Clark Corp.	2,520	312,228
Procter & Gamble Co. (The)	6,465	672,683

		984,911

Industrial Conglomerates — 1.3%
Honeywell International, Inc.	4,312	685,263

Insurance — 5.5%
Axis Capital Holdings Ltd.	6,245	342,101
Chubb Ltd.	4,643	650,391
Everest Re Group Ltd.	2,733	590,219
Hartford Financial Services Group, Inc. (The)	8,077	401,588
Marsh & McLennan Cos., Inc.	4,700	441,330
MetLife, Inc.	8,850	376,745

		2,802,374

Interactive Media & Services — 1.3%
Alphabet, Inc., Class A *	561	660,235

Internet & Direct Marketing Retail — 0.3%
Amazon.com, Inc. *	97	172,733

IT Services — 4.9%
Accenture plc, Class A	3,957	696,511
Automatic Data Processing, Inc.	4,383	700,140
Fidelity National Information Services, Inc.	5,136	580,882
Mastercard, Inc., Class A	1,080	254,286
Visa, Inc., Class A	1,930	301,447

		2,533,266

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.	889	243,337

JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
Machinery — 2.8%
Cummins, Inc.	1,610	254,171
Ingersoll-Rand plc	6,143	663,137
PACCAR, Inc.	3,500	238,490
Snap-on, Inc.	1,857	290,657

		1,446,455

Media — 0.8%
Comcast Corp., Class A	9,662	386,287

Multi-Utilities — 3.6%
CMS Energy Corp.	10,930	607,052
Public Service Enterprise Group, Inc.	10,599	629,687
Sempra Energy	4,970	625,524

		1,862,263

Oil, Gas & Consumable Fuels — 2.1%
ONEOK, Inc.	5,818	406,329
Phillips 66	3,580	340,708
TransCanada Corp. (Canada)	7,606	341,814

		1,088,851

Pharmaceuticals — 5.0%
Eli Lilly & Co.	5,555	720,817
Johnson & Johnson	3,452	482,555
Merck & Co., Inc.	8,100	673,677
Pfizer, Inc.	15,667	665,377

		2,542,426

Road & Rail — 2.7%
Norfolk Southern Corp.	3,565	666,263
Union Pacific Corp.	4,158	695,217

		1,361,480

Semiconductors & Semiconductor Equipment — 2.0%
Analog Devices, Inc.	3,573	376,130
Texas Instruments, Inc.	6,024	638,965

		1,015,095

Software — 2.2%
Microsoft Corp.	5,587	658,931
Oracle Corp.	8,532	458,254

		1,117,185

Specialty Retail — 5.3%
Advance Auto Parts, Inc.	1,250	213,163
AutoZone, Inc. *	604	618,569
Home Depot, Inc. (The)	3,442	660,485
Ross Stores, Inc.	5,740	534,394
TJX Cos., Inc. (The)	13,006	692,049

		2,718,660

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	2,462	467,657

Tobacco — 2.1%
Altria Group, Inc.	8,778	504,121
Philip Morris International, Inc.	6,342	560,569

		1,064,690

TOTAL COMMON STOCKS (Cost $41,159,796)		42,641,745

	Principal Amount ($)
EQUITY-LINKED NOTES — 15.1%
BNP Paribas, ELN, 36.31%, 4/12/2019, (linked to S&P 500 Index) (a)	716	1,965,174
Canadian Imperial Bank of Commerce, ELN, 37.40%, 4/26/2019, (linked to S&P 500 Index) (a)	670	1,895,704
Deutsche Bank AG, ELN, 43.27%, 5/3/2019, (linked to S&P 500 Index) (a)	674	1,911,631
HSBC Bank USA, NA, ELN, 32.6%, 4/22/2019 (linked to S&P 500 Index) (a)	716	1,956,731

TOTAL EQUITY-LINKED NOTES (Cost $7,793,582)		7,729,240

	Shares
SHORT-TERM INVESTMENTS — 1.5%
INVESTMENT COMPANIES — 1.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (b) (c) (Cost $771,943)	771,943	771,943

Total Investments — 99.8% (Cost $49,725,321)		51,142,928
Other Assets Less Liabilities — 0.2%		98,672

Net Assets — 100.0%		51,241,600

Percentages indicated are based on net assets.

JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Abbreviations
ELN	Equity-Linked Note
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$43,413,688	$7,729,240	$—	$51,142,928

(a)

Portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Equity-Linked Notes. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be an affiliated issuer. Underlying Fund’s distributions may be reinvested into the Underlying Fund.Reinvestment amounts are included in the purchase cost amount in the table below.

	For the period ended March 31, 2019
Security Description	Value at August 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (a) (b)	$—	$65,203,121	$64,431,178	$—	$—	$771,943	771,943	$16,362	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan SmartSpending 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 72.0%
Fixed Income — 57.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	507,323	5,849,431
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	415,089	3,416,179
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	38,019	303,013
JPMorgan High Yield Fund Class R6 Shares (a)	377,040	2,710,920
JPMorgan Income Fund Class R6 Shares (a)	63,982	600,153
JPMorgan Managed Income Fund Class L Shares (a)	442,355	4,436,822

Total Fixed Income		17,316,518

International Equity — 3.4%
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	60,367	1,033,480
U.S. Equity — 11.1%
JPMorgan Equity Index Fund Class R6 Shares (a)	30,839	1,336,863
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	24,838	549,913
JPMorgan U.S. Equity Fund Class R6 Shares (a)	58,592	897,040
JPMorgan Value Advantage Fund Class R6 Shares (a)	15,660	537,606

Total U.S. Equity		3,321,422

TOTAL INVESTMENT COMPANIES (Cost $21,163,091)		21,671,420

EXCHANGE TRADED FUNDS — 24.7%
Alternative Assets — 1.6%
Schwab U.S. REIT ETF	10,912	484,820
Fixed Income — 18.2%
iShares Core U.S. Aggregate Bond ETF	23,711	2,586,159
iShares TIPS Bond ETF	25,452	2,877,858

Total Fixed Income		5,464,017

International Equity — 3.2%
iShares Core MSCI EAFE ETF	7,905	480,387
iShares Core MSCI Emerging Markets ETF	9,302	481,006

Total International Equity		961,393

U.S. Equity — 1.7%
iShares Russell 2000 ETF	454	69,503
iShares Russell Mid-Cap ETF	8,416	454,043

Total U.S. Equity		523,546

TOTAL EXCHANGE TRADED FUNDS (Cost $7,152,262)		7,433,776

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Notes 2.00%, 1/31/2020 (b) (Cost $403,159)	405,000	403,703

	Shares
SHORT-TERM INVESTMENTS — 1.3%
INVESTMENT COMPANIES — 1.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.38% (a) (c) (Cost $388,519)	388,519	388,519

Total Investments — 99.3% (Cost $29,107,031)		29,897,418
Other Assets Less Liabilities — 0.7%		205,407

Net Assets — 100.0%		30,102,825

Percentages indicated are based on net assets.

JPMorgan SmartSpending 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Abbreviations

EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security
(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	5	06/2019	USD	709,250	21,240
U.S. Treasury 10 Year Note	19	06/2019	USD	2,361,641	26,156

					47,396

Short Contracts
EURO STOXX 50 Index	(16)	06/2019	EUR	(588,874)	(11,808)
MSCI Emerging Markets E-Mini Index	(3)	06/2019	USD	(158,700)	(1,776)
Russell 2000 E-Mini Index	(1)	06/2019	USD	(77,200)	(675)

					(14,259)

					33,137

Abbreviations

EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartSpending 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$29,493,715	$403,703	$—	$29,897,418

Appreciation in Other Financial Instruments
Futures Contracts (b)	$47,396	$—	$—	$47,396

Depreciation in Other Financial Instruments
Futures Contracts (b)	$(14,259)	$—	$—	$(14,259)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of U.S. Treasury Notes held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

(b)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates - The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain shares of the Underlying Funds.

	For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Commodities Strategy Fund Class R6 Shares* (a)	$494,851	$—	$476,382	$(20,113)	$1,644	$—	—	$—	$—
JPMorgan Core Bond Fund Class R6 Shares (a)	5,828,240	330,607	438,648	(11,248)	140,480	5,849,431	507,323	129,339	5,601
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	3,140,912	419,869	215,534	(6,738)	77,670	3,416,179	415,089	78,358	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	907,176	270,708	878,197	(38,977)	42,303	303,013	38,019	8,928	—
JPMorgan Equity Index Fund Class R6 Shares (a)	2,193,385	26,285	955,369	167,127	(94,565)	1,336,863	30,839	21,507	4,778
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	1,072,446	1,249,690	2,273,617	(60,293)	11,774	—	—	49,583	—
JPMorgan Growth Advantage Fund Class R6 Shares* (a)	645,666	44,922	125,883	34,420	(49,212)	549,913	24,838	—	44,922
JPMorgan High Yield Fund Class R6 Shares (a)	2,717,806	768,899	775,929	(22,093)	22,237	2,710,920	377,040	121,952	—
JPMorgan Income Fund Class R6 Shares (a)	—	595,675	1	—	4,479	600,153	63,982	1,612	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	1,450,397	34,379	364,181	29,229	(116,344)	1,033,480	60,367	34,379	—
JPMorgan Managed Income Fund Class L Shares (a)	—	4,870,679	446,751	778	12,116	4,436,822	442,355	42,440	745
JPMorgan U.S. Equity Fund Class R6 Shares (a)	1,050,823	164,499	251,289	15,871	(82,864)	897,040	58,592	9,020	111,431
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (b)	1,009,019	3,095,076	3,715,576	—	—	388,519	388,519	10,952	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	567,227	84,772	91,920	1,813	(24,286)	537,606	15,660	11,684	29,030

Total	$21,077,948	$11,956,060	$11,009,277	$89,776	$(54,568)	$22,059,939		$519,754	$196,507

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of March 31, 2019.

*	Non-income producing security.

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares	Value ($)
LONG POSITIONS — 116.6%
COMMON STOCKS — 112.0%
Aerospace & Defense — 2.3%
General Dynamics Corp.	1,000	169,280
United Technologies Corp.	1,000	128,890

		298,170

Airlines — 0.5%
Southwest Airlines Co.	1,331	69,092

Auto Components — 0.6%
Delphi Technologies plc	1,300	25,038
Lear Corp.	400	54,284

		79,322

Banks — 7.3%
BB&T Corp.	2,700	125,631
Cathay General Bancorp	1,600	54,256
Citigroup, Inc. (a)	2,534	157,665
Citizens Financial Group, Inc.	3,500	113,750
East West Bancorp, Inc.	1,400	67,158
First Republic Bank	810	81,373
Huntington Bancshares, Inc.	8,337	105,713
KeyCorp (a)	12,325	194,119
Signature Bank	300	38,421
Umpqua Holdings Corp.	1,600	26,400

		964,486

Beverages — 2.3%
Coca-Cola Co. (The)	3,600	168,696
Constellation Brands, Inc., Class A	800	140,264

		308,960

Biotechnology — 0.3%
Alexion Pharmaceuticals, Inc.*	300	40,554

Building Products — 0.6%
Owens Corning	1,600	75,392

Capital Markets — 3.4%
Goldman Sachs Group, Inc. (The)	800	153,592
Intercontinental Exchange, Inc.	700	53,298
Morgan Stanley (a)	5,763	243,199

		450,089

Chemicals — 6.6%
Celanese Corp.	2,336	230,353
Eastman Chemical Co. (a)	3,308	251,011
FMC Corp.	5,100	391,782

		873,146

Consumer Finance — 0.7%
Capital One Financial Corp.	1,200	98,028

Containers & Packaging — 2.1%
Crown Holdings, Inc.*	3,900	212,823
Westrock Co.	1,600	61,360

		274,183

Diversified Financial Services — 2.7%
Berkshire Hathaway, Inc., Class B* (a)	1,800	361,602

Diversified Telecommunication Services — 4.0%
AT&T, Inc.	8,300	260,288
Verizon Communications, Inc.	4,400	260,172

		520,460

Electric Utilities — 4.2%
American Electric Power Co., Inc.	2,700	226,125
Edison International	2,300	142,416
Exelon Corp.	2,600	130,338
Xcel Energy, Inc.	900	50,589

		549,468

Electrical Equipment — 1.2%
Eaton Corp. plc	1,980	159,509

Entertainment — 0.9%
Walt Disney Co. (The)	1,100	122,133

Equity Real Estate Investment Trusts (REITs) — 9.8%
Brixmor Property Group, Inc.	2,400	44,088
CoreSite Realty Corp.	700	74,914
Equity Commonwealth	7,600	248,444
HCP, Inc.	6,600	206,580
Host Hotels & Resorts, Inc.	2,000	37,800
Hudson Pacific Properties, Inc.	1,000	34,420
Macerich Co. (The)	1,900	82,365
Pebblebrook Hotel Trust	1,000	31,060
Public Storage	500	108,890
Vornado Realty Trust	500	33,720
Weyerhaeuser Co.	2,500	65,850
WP Carey, Inc.	4,100	321,153

		1,289,284

Food & Staples Retailing — 1.8%
Sprouts Farmers Market, Inc.*	3,500	75,390
Walmart, Inc.	1,700	165,801

		241,191

Food Products — 2.4%
Conagra Brands, Inc.	4,400	122,056
General Mills, Inc.	1,700	87,975
Mondelez International, Inc., Class A	2,200	109,824

		319,855

Health Care Equipment & Supplies — 4.4%
Boston Scientific Corp.*	1,200	46,056
Medtronic plc	2,700	245,916
Zimmer Biomet Holdings, Inc.	2,275	290,518

		582,490

Health Care Providers & Services — 5.1%
Centene Corp.*	1,300	69,030
Cigna Corp.	1,900	305,558
CVS Health Corp. (a)	3,000	161,790
DaVita, Inc.*	2,400	130,296

		666,674

Hotels, Restaurants & Leisure — 1.4%
Cheesecake Factory, Inc. (The)	1,300	63,596
Norwegian Cruise Line Holdings Ltd.*	1,200	65,952
Yum! Brands, Inc.	600	59,886

		189,434

Household Durables — 3.3%
Lennar Corp., Class A (a)	7,838	384,767
Taylor Morrison Home Corp., Class A*	3,000	53,250

		438,017

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
LONG POSITIONS — continued
Insurance — 3.8%
Chubb Ltd.	1,100	154,088
Hartford Financial Services Group, Inc. (The)	1,000	49,720
Lincoln National Corp. (a)	2,312	135,714
MetLife, Inc.	1,700	72,369
Prudential Financial, Inc.	400	36,752
Travelers Cos., Inc. (The)	400	54,864

		503,507

Interactive Media & Services — 0.9%
Alphabet, Inc., Class C*	100	117,331

Internet & Direct Marketing Retail — 1.3%
Expedia Group, Inc.	1,400	166,600

IT Services — 2.0%
Alliance Data Systems Corp.	200	34,996
InterXion Holding NV (Netherlands)*	3,400	226,882

		261,878

Leisure Products — 0.5%
Brunswick Corp.	1,400	70,462

Machinery — 1.2%
Ingersoll-Rand plc	1,500	161,925

Media — 6.3%
Altice USA, Inc., Class A	1,300	27,924
Charter Communications, Inc., Class A* (a)	700	242,837
Comcast Corp., Class A (a)	14,000	559,720

		830,481

Metals & Mining — 0.3%
Alumina Ltd., ADR (Australia)	5,423	37,554

Multiline Retail — 0.4%
Dollar Tree, Inc.*	500	52,520

Multi-Utilities — 0.5%
Sempra Energy	500	62,930

Oil, Gas & Consumable Fuels — 10.4%
Chevron Corp. (a)	1,900	234,042
Diamondback Energy, Inc.	2,588	262,760
EOG Resources, Inc.	2,039	194,072
Euronav NV (Belgium)	8,100	66,015
Marathon Petroleum Corp.	2,100	125,685
Occidental Petroleum Corp. (a)	2,666	176,489
Pioneer Natural Resources Co. (a)	2,039	310,499

		1,369,562

Pharmaceuticals — 6.9%
Allergan plc	600	87,846
Eli Lilly & Co.	818	106,144
Merck & Co., Inc. (a)	3,900	324,363
Pfizer, Inc. (a)	9,242	392,508

		910,861

Semiconductors & Semiconductor Equipment — 4.1%
Analog Devices, Inc. (a)	1,900	200,013
Intel Corp.	2,500	134,250
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	4,900	200,704

		534,967

Software — 1.5%
Microsoft Corp.	413	48,709
Oracle Corp.	2,800	150,388

		199,097

Specialty Retail — 1.0%
Lowe’s Cos., Inc.	1,200	131,364

Textiles, Apparel & Luxury Goods — 0.4%
PVH Corp.	380	46,341

Tobacco — 0.9%
Philip Morris International, Inc.	1,400	123,746

Wireless Telecommunication Services — 1.7%
T-Mobile US, Inc.*	3,200	221,120

TOTAL COMMON STOCKS (Cost $14,225,400)		14,773,785

SHORT-TERM INVESTMENTS — 4.6%
INVESTMENT COMPANIES — 4.6%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (b) (c) (Cost $608,330)	608,330	608,330

TOTAL LONG POSITIONS (Cost $14,833,730)		15,382,115

SHORT POSITIONS — (16.0)%
COMMON STOCKS — (16.0)%
Air Freight & Logistics — (0.3)%
CH Robinson Worldwide, Inc.	(420)	(36,536)

Auto Components — (0.2)%
Garrett Motion, Inc. (Switzerland)*	(1,831)	(26,971)

Banks — (0.3)%
First Financial Bankshares, Inc.	(600)	(34,668)

Biotechnology — (0.4)%
AbbVie, Inc.	(638)	(51,416)

Chemicals — (3.7)%
Albemarle Corp.	(1,935)	(158,631)
LyondellBasell Industries NV, Class A	(2,088)	(175,559)
PPG Industries, Inc.	(300)	(33,861)
Westlake Chemical Corp.	(1,747)	(118,552)

		(486,603)

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
LONG POSITIONS — continued
Electrical Equipment — (0.6)%
Acuity Brands, Inc.	(689)	(82,687)

Energy Equipment & Services — (0.5)%
Helmerich & Payne, Inc.	(750)	(41,670)
Schlumberger Ltd.	(475)	(20,696)

		(62,366)

Equity Real Estate Investment Trusts (REITs) — (0.3)%
Xenia Hotels & Resorts, Inc.	(1,722)	(37,729)

Food & Staples Retailing — (1.0)%
Kroger Co. (The)	(2,753)	(67,724)
Sysco Corp.	(943)	(62,954)

		(130,678)

Health Care Equipment & Supplies — (1.1)%
Baxter International, Inc.	(618)	(50,249)
Edwards Lifesciences Corp.*	(269)	(51,468)
Stryker Corp.	(244)	(48,195)

		(149,912)

Hotels, Restaurants & Leisure — (0.8)%
Brinker International, Inc.	(725)	(32,176)
Starbucks Corp.	(977)	(72,630)

		(104,806)

Insurance — (0.7)%
Torchmark Corp.	(1,199)	(98,258)

Interactive Media & Services — (0.3)%
Snap, Inc., Class A*	(3,553)	(39,154)

Internet & Direct Marketing Retail — (0.2)%
Booking Holdings, Inc.*	(19)	(33,153)

Multiline Retail — (0.6)%
Kohl’s Corp.	(719)	(49,446)
Target Corp.	(346)	(27,770)

		(77,216)

Oil, Gas & Consumable Fuels — (0.5)%
ConocoPhillips	(999)	(66,673)

Paper & Forest Products — (0.3)%
Domtar Corp.	(708)	(35,152)

Personal Products — (0.1)%
Nu Skin Enterprises, Inc., Class A	(427)	(20,436)

Professional Services — (0.5)%
Thomson Reuters Corp. (Canada)	(1,094)	(64,765)

Semiconductors & Semiconductor Equipment — (2.5)%
Applied Materials, Inc.	(1,065)	(42,238)
Lam Research Corp.	(982)	(175,788)
Xilinx, Inc.	(860)	(109,039)

		(327,065)

Software — (0.5)%
Citrix Systems, Inc.	(655)	(65,277)

Specialty Retail — (0.2)%
Bed Bath & Beyond, Inc.	(1,818)	(30,888)

Textiles, Apparel & Luxury Goods — (0.4)%
Canada Goose Holdings, Inc. (Canada)*	(443)	(21,273)
Lululemon Athletica, Inc.*	(184)	(30,152)

		(51,425)

TOTAL COMMON STOCKS (Proceeds $(2,178,926))		(2,113,834)

TOTAL SHORT POSITIONS (Proceeds $(2,178,926))		(2,113,834)

Total Investments — 100.6% (Cost $12,654,804)		13,268,281
Liabilities in Excess of Other Assets — (0.6%)		(70,463)

Net Assets — 100.0%		13,197,818

Percentages indicated are based on net assets.

Abbreviations

ADR	American Depositary Receipt
(a)	All or a portion of the security is segregated for short sales. The total value of securities segregated as collateral is $3,174,020.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$15,382,115	$—	$—	$15,382,115

Total Liabilities for Securities Sold Short (a)	$(2,113,834)	$—	$—	$(2,113,834)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (a) (b)	$466,266	$5,836,694	$5,694,630	$—	$—	$608,330	608,330	$5,936	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)	The rate shown is the current yield as of March 31, 2019.